Schedule of breakdown of cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfCashAndCashEquivalentLineItems [Line Items]
Cash equivalents	R$ 370,135	R$ 234,018
Local Currency [Member]
DisclosureOfCashAndCashEquivalentLineItems [Line Items]
Cash equivalents	370,108	230,295
Local Currency [Member] | Private Bonds And Deposits With Banks [Member]
DisclosureOfCashAndCashEquivalentLineItems [Line Items]
Cash equivalents	329,235	170,359
Local Currency [Member] | Automatic Deposits [Member]
DisclosureOfCashAndCashEquivalentLineItems [Line Items]
Cash equivalents	40,873	59,936
Foreign Currency [Member]
DisclosureOfCashAndCashEquivalentLineItems [Line Items]
Cash equivalents	27	3,723
Foreign Currency [Member] | Private Bonds And Deposits With Banks [Member]
DisclosureOfCashAndCashEquivalentLineItems [Line Items]
Cash equivalents	R$ 27	R$ 3,723